INVENTORIES (Details Narrative) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventory	$ 0	$ 7,103
Reserve for impaired inventory	$ 0	$ 28,000